                      Chase Auto Owner Trust, Series 2006-B

                         Statement to Certificateholders

                                December 15, 2006


                                DISTRIBUTION IN DOLLARS
---------------------------------------------------------------------------------------
                    ORIGINAL          BEGINNING
                      FACE            PRINCIPAL
   CLASS              VALUE            BALANCE              PRINCIPAL        INTEREST
   -----              -----            -------              ---------        --------
    A1            248,000,000.00   150,715,766.41         33,014,789.63      681,988.84
    A2            284,000,000.00   284,000,000.00                  0.00    1,249,600.00
    A3            333,000,000.00   333,000,000.00                  0.00    1,423,575.00
    A4            270,390,000.00   270,390,000.00                  0.00    1,151,410.75
     B             26,270,000.00    26,270,000.00                  0.00      114,712.33
  TOTALS        1,161,660,000.00   1,064,375,766.41       33,014,789.63    4,621,286.92

                                                                     ENDING
                                     REALIZED       DEFERRED        PRINCIPAL
   CLASS            TOTAL             LOSSES        INTEREST         BALANCE
   -----            -----             ------        --------         -------
    A1          33,696,778.47          0.00           0.00       117,700,976.78
    A2           1,249,600.00          0.00           0.00       284,000,000.00
    A3           1,423,575.00          0.00           0.00       333,000,000.00
    A4           1,151,410.75          0.00           0.00       270,390,000.00
     B             114,712.33          0.00           0.00        26,270,000.00
  TOTALS        37,636,076.55          0.00           0.00     1,031,360,976.78


                           FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
--------------------------------------------------------------------------------------------------------------
                              BEGINNING                                                              ENDING
   CLASS       CUSIP          PRINCIPAL              PRINCIPAL      INTEREST          TOTAL         PRINCIPAL
   -----       -----          ---------              ---------      --------          -----         ---------
    A1         N/A            607.72486456         133.12415173    2.74995500      135.87410673    474.60071282
    A2        161444AA2     1,000.00000000           0.00000000    4.40000000        4.40000000  1,000.00000000
    A3        161444AB0     1,000.00000000           0.00000000    4.27500000        4.27500000  1,000.00000000
    A4        161444AC8     1,000.00000000           0.00000000    4.25833333        4.25833333  1,000.00000000
     B        161444AD6     1,000.00000000           0.00000000    4.36666654        4.36666654  1,000.00000000
  TOTALS                      916.25412462          28.42035504    3.97817513       32.39853016    887.83376959

      PASS-THROUGH RATES
----------------------------
                    CURRENT
                   PASS-THRU
 CLASS               RATE
 -----               ----
   A1              5.430000%
   A2              5.280000%
   A3              5.130000%
   A4              5.110000%
   B               5.240000%




           IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT,
                 PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
                                  Pattie L Kong
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            600 Travis St, 9th Floor,
                              Houston, Texas 77002
                    Tel: (713) 216-3684 / Fax: (713) 216-4880
                        Email: pattie.l.kong@jpmchase.com



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

                      Chase Auto Owner Trust, Series 2006-B

                                December 15, 2006
--------------------------------------------------------------------------------
                         STATEMENT TO CERTIFICATEHOLDERS

                 Beginning Collection Period                                                           11/01/06
                 Ending Collection Period                                                              11/30/06
                 Beginning Interest Accrual Period                                                     11/15/06
                 Ending Interest Accrual Period                                                        12/14/06
                 Determination Date                                                                    12/08/06
                 Record Date                                                                           12/14/06
                 Payment Date                                                                          12/15/06

I.               Servicing Fee                                                                       907,498.23
                 Servicing Fee per $1000                                                             0.76801105

II.              Administration Fee                                                                    1,000.00
                 Administration Fee per $1000                                                        0.00084629

III.             Initial Number of Accounts                                                              52,280
                 Initial Pool Balance                                                          1,181,621,314.04
                 Less: Initial Yield Supplement Overcollateralization Amount                      14,114,960.16
                 Initial Adjusted Pool Balance                                                 1,167,506,353.88
                 Number of Accounts at the beginning of the Collection Period                            50,284
                 Pool Balance at the beginning of the Collection Period                        1,088,997,877.20
                 Less: Initial Yield Supplement Overcollateralization Amount                      13,088,877.17
                 Adjusted Pool Balance at the beginning of the Collection Period               1,075,909,000.03
                 Adjusted Pool Factor at the beginning of the Collection Period                          0.9215
                 Number of Accounts at the end of the Collection Period                                  49,589
                 Pool Balance at the end of the Collection Period                              1,057,088,593.54
                 Less: Yield Supplement Overcollateralization Amount                              12,672,414.52
                 Adjusted Pool Balance at the end of the Collection Period                     1,044,416,179.02
                 Adjusted Pool Factor at the end of the Collection Period                                0.8946

IV.              Repurchase Amounts for Repurchased Receivable
                 By Seller                                                                                 0.00
                 By Servicer                                                                          61,392.27
                 TOTAL                                                                                61,392.27

V.               Realized Net Losses for Collection Period                                            79,145.92

VI.              Total Distribution Amount                                                        38,555,427.66
                 Servicing Fee                                                                       907,498.23
                 Administration Fee                                                                    1,000.00
                 Noteholders Distribution Amount                                                  37,521,364.22
                 B Distribution Amount                                                               114,712.33
                 Distribution to Class R Certificates                                                 10,852.88



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

                      Chase Auto Owner Trust, Series 2006-B

                                December 15, 2006
--------------------------------------------------------------------------------
                             MONTHLY SERVICER REPORT


I. Available Amount in the Collection Account

     A.Credits

              1. Payments from Obligors Applied to Collection Period
                              a. Principal Payments                                               31,765,239.42
                              b. Other Interest Payments                                           6,724,654.37
                              c. Total                                                            38,489,893.79

              2. Proceeds from Repurchased Receivables
                              a. Principal Payments (Current Period)                                  60,756.72
                              b. Interest Payments (Current Period)                                      635.55
                              c. Total                                                                61,392.27

              3. Recovery of Defaulted Receivables                                                     4,141.60

              4. Advance Recoveries Before Cut-off Date
                              a. Principal                                                             1,866.38
                              b. Interest                                                                  0.00
                              c. Total                                                                 1,866.38

              5. Net Adjustments                                                                           0.00

              6. Total Credits                                                                    38,557,294.04

     B. Debits

              1. Advance Recovery Amount
                              a. Principal                                                             1,866.38
                              b. Interest.                                                                 0.00
                              c. Total                                                                 1,866.38

              2. Reversal of Defaulted Contracts                                                           0.00

              3. Total Debits                                                                          1,866.38

     C. Total Available Amount (Lines A-B)                                                        38,555,427.66

II. Monthly Disbursements

     A. Servicing Fee
                             a. Monthly Servicing Fee                                                907,498.23
                             b. Unpaid Monthly Servicing Fee                                               0.00
                             c. Total                                                                907,498.23
     B. Administrative Fee
                             a. Monthly Administration Fee                                             1,000.00
                             b. Unpaid Monthly Administration Fee                                          0.00
                             c. Total                                                                  1,000.00



[Logo]JPMorgan   Copyright (C) 2001 J.P. Morgan Chase & Co. All rights reserved.

                      Chase Auto Owner Trust, Series 2006-B

                                December 15, 2006
--------------------------------------------------------------------------------
                             MONTHLY SERVICER REPORT

     C. Noteholders' Interest Distributable Amount
              Class A-1  Monthly Interest                                                            681,988.84
              Class A-1  Carryover Shortfall                                                               0.00
              Class A-1  Total                                                                       681,988.84
              Class A-2  Monthly Interest                                                          1,249,600.00
              Class A-2  Carryover Shortfall                                                               0.00
              Class A-2  Total                                                                     1,249,600.00
              Class A-3  Monthly Interest                                                          1,423,575.00
              Class A-3  Carryover Shortfall                                                               0.00
              Class A-3  Total                                                                     1,423,575.00
              Class A-4  Monthly Interest                                                          1,151,410.75
              Class A-4  Carryover Shortfall                                                               0.00
              Class A-4  Total                                                                     1,151,410.75
              Total for Notes Monthly Interest                                                     4,506,574.59
              Total for Notes Carryover Shortfall                                                          0.00
              Total for Notes Total                                                                4,506,574.59

     D. 'B Interest Distributable Amount'
              Class B Monthly Interest                                                               114,712.33
              Class B Carryover Shortfall                                                                  0.00
              Class B Total                                                                          114,712.33

     E. Noteholders' Principal Distributable Amount
              Class A-1  Monthly Principal                                                        33,014,789.63
              Class A-1  Carryover Shortfall                                                               0.00
              Class A-1  Total                                                                    33,014,789.63
              Class A-2  Monthly Principal                                                                 0.00
              Class A-2  Carryover Shortfall                                                               0.00
              Class A-2  Total                                                                             0.00
              Class A-3  Monthly Principal                                                                 0.00
              Class A-3  Carryover Shortfall                                                               0.00
              Class A-3  Total                                                                             0.00
              Class A-4  Monthly Principal                                                                 0.00
              Class A-4  Carryover Shortfall                                                               0.00
              Class A-4  Total                                                                             0.00
              Total for Notes Monthly Principal                                                   33,014,789.63
              Total for Notes Carryover Shortfall                                                          0.00
              Total for Notes Total                                                               33,014,789.63

     F. 'B Principal Distributable Amount'
              Class B Monthly Principal                                                                    0.00
              Class B Carryover Shortfall                                                                  0.00
              Class B Total                                                                                0.00

     G. Total Disbursements                                                                       38,544,574.78

III. Payment Deficiency Amount
     A. Scheduled Disbursements(items 1 through 5 in Distribution Waterfall)                       5,529,785.15
     B. Available Amount                                                                          38,555,427.66
     C. Payment Deficiency Amount(max of lines A-B and 0)                                                  0.00



[Logo]JPMorgan   Copyright (C) 2001 J.P. Morgan Chase & Co. All rights reserved.

                      Chase Auto Owner Trust, Series 2006-B

                                December 15, 2006
--------------------------------------------------------------------------------
                             MONTHLY SERVICER REPORT

IV. Pool Balance Reduction Allocation for Collection Period
     A. Beginning Pool Balance                                                                 1,088,997,877.20

     B. Pool Balance Reduction
                      1. Available Principal
                              a. Principal Payments                                               31,765,239.42
                              b. From Repurchased Receivables                                         60,756.72
                              c. Total                                                            31,825,996.14

                      2. From Defaulted Receivables                                                   83,287.52

                      3. Total Pool Balance Reduction                                             31,909,283.66

     C. Ending Pool Balance                                                                    1,057,088,593.54

     D. Allocations

                      1. Monthly Principal Allocation
                              a. Notes                                                             33,014,789.63
                              b. B Class                                                                   0.00
V. Delinquency and Defaults

     A. Delinquency

                                                     Group 1
          ------------------------------------------------------------------------------------------------
             Period                              Number          Delinquency Amount      Principal Balance
             ------                              ------          ------------------      -----------------
           30-59 days                               129                  109,755.73           3,293,424.45
           60-89 days                                45                   64,172.55           1,179,435.62
          90-119 days                                35                   69,354.56             969,776.73
          120-149 days                                5                   14,541.48             175,475.55
          150-179 days                                0                        0.00                   0.00
          180-209 days                                0                        0.00                   0.00
          210-239 days                                0                        0.00                   0.00
      240+ days Delinquent                            0                        0.00                   0.00
             Total                                  214                  257,824.32           5,618,112.35


     B. Principal amount of loans in defaulted receivables                                            83,287.52

     C. Delinquency Percentage
              1. Outstanding principal balance for delinquency >= 60 days                          2,324,687.90
              2. Pool Principal Ending Balance                                                 1,057,088,593.54
              3. Delinquency Percentage                                                             0.21991420%

     D. Net Loss Ratio for Current Period:
              1. Principal Balance of Defaulted Receivables                                           83,287.52
              2. Principal Recoveries on Defaulted Receivables                                         4,141.60
              3. Average Pool Balance for Collection Period                                    1,073,043,235.37
              4. Net Loss Ratio for Current Period (12*(1-2)/3)                                     0.08851004%

     Weighted Average Coupon                                                                            7.4792%



[Logo]JPMorgan   Copyright (C) 2001 J.P. Morgan Chase & Co. All rights reserved.

                      Chase Auto Owner Trust, Series 2006-B

                                December 15, 2006
--------------------------------------------------------------------------------
                             MONTHLY SERVICER REPORT

          Weighted Average Original Maturity (Months)                                                     62.71
          Weighted Average Remaining Maturity (Months)                                                  59.4283

VI. Calculation of Target Overcollateralization Amount
                   Greater of:
                                 (A) 1.25% of Ending Adjusted Pool Balance                        13,055,202.24
                                 (B) 0.50% of Original Adjusted Pool Balance                       5,837,531.77
          Target Overcollateralization Amount:                                                    13,055,202.24

VII. Calculation of Priority Principal Distribution Amount
                   Beginning A Note Balance                                                    1,038,105,766.41
                   Less: Ending Adjusted Pool Balance                                          1,044,416,179.02
                   Priority Principal Distribution Amount:                                                 0.00

VIII. Calculation of Target Principal Distribution Amount
                   Beginning Note Balance                                                      1,064,375,766.41
                   Less: Ending Adjusted Pool Balance                                          1,044,416,179.02
                   Less: Target Overcollateralization Amount                                      13,055,202.24
                   Target Principal Distribution Amount:                                          33,014,789.63

IX. Calculation of Regular Principal Distribution Amount
                   Target Principal Distribution Amount                                           33,014,789.63
                   Less: Priority Principal Distribution Amount                                            0.00
                   Regular Principal Distribution Amount:                                         33,014,789.63

X. Calculation of Noteholders' Principal Distribution Amount
                   (X)Beginning A Note Balance                                                 1,038,105,766.41
                   Less: the lesser of:
                                (A) 94.5% of the End. Adj. Pool Bal.                             986,973,289.17
                                (B) the difference of (i) the End.Adj. Pool Balance
                                    and (ii) the Target OC Amount                              1,031,360,976.78
                   Noteholders' Principal Distribution Amount                                     51,132,477.24

XI Calculation of B Principal Distribution Amount
                   Target Principal Distribution Amount                                           33,014,789.63
                   Less: Noteholders' Principal Distribution Amount                               33,014,789.63

                   B Principal Distribution Amount:                                                        0.00

XII. Distribution Waterfall

          Total Available Collections                                                             38,555,427.66
                   1. Less Servicer Fee                                                              907,498.23
                   2. Less Administration Fee                                                          1,000.00
          Total Available to Trust                                                                37,646,929.43
                   3. Less A Note Interest Distribution                                            4,506,574.59
                   4. Less Available Priority Payment                                                      0.00
                   5. Less B Note Interest Distribution                                              114,712.33
                   6. Less Available Regular Principal Distribution                               33,014,789.63
                   7. Distribution to Class R Certificate                                             10,852.88



[Logo]JPMorgan   Copyright (C) 2001 J.P. Morgan Chase & Co. All rights reserved.